Post employment benefits (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of defined benefit plans [abstract]
Schedule of funding valuations of the significant defined benefit plans	The most recent funding valuations of the significant defined benefit plans were carried out as follows:

Principal plans	Date of valuation
United Kingdom(1)	1 April 2024
Ireland(2)	31 December 2024
United States	1 January 2025
(1)The Diageo Pension Scheme (DPS, the UK Scheme) closed to new members in
November 2005. Employees who joined Diageo in the United Kingdom between
November 2005 and January 2018, were eligible to become members of the Diageo
Lifestyle Plan (a cash balance defined benefit plan) which was merged into the DPS in
July 2023. Since January 2018, new employees have been eligible to become members of a master trust defined contribution plan.
(2)The Guinness Ireland Group Pension Scheme (GIGPS, the Irish Scheme) closed to new members in May 2013. Employees who have joined Diageo in Ireland since the defined benefit scheme closed have been eligible to become members of a master trust defined contribution plan.
Schedule of amounts charged to consolidated income statement for group's defined benefit post employment plans and consolidated statement of comprehensive income	The amounts charged to the consolidated income statement and statement of comprehensive income for the group’s defined benefit plans for the three years ended 30 June 2026 are as follows:

	2026 $ million	2025 $ million	2024 $ million
Current service cost and administrative expenses	(87)	(88)	(82)
Past service (losses)/gains – ordinary activities	(4)	2	3
Past service losses – exceptional(1)	(37)	—	—
Charge to operating profit	(128)	(86)	(79)
Net finance income in respect of post- employment plans	35	35	37
Charge before taxation(2)	(93)	(51)	(42)
Actual returns less amounts included in finance income	(136)	(460)	(168)
Experience (losses)/gains	(94)	(139)	24
Changes in financial assumptions	252	495	20
Changes in demographic assumptions	(87)	92	43
Other comprehensive loss	(65)	(12)	(81)
Changes in the surplus restriction	(3)	(1)	5
Total other comprehensive loss	(68)	(13)	(76)
(1)Includes a one-off discretionary increase of $38 million in pension benefits to GIGPS pensioners.
(2)The (charge)/income before taxation is in respect of the following countries:

Schedule of charge before taxation	The (charge)/income before taxation is in respect of the following countries:

	2026 $ million	2025 $ million	2024 $ million
United Kingdom	(6)	2	5
Ireland	(32)	1	3
United States	(37)	(41)	(35)
Other	(18)	(13)	(15)
	(93)	(51)	(42)

Schedule of movement in net deficit	The movements in the plan assets and liabilities for the two years ended 30 June
2026 are set out below:

	Plan assets $ million	Plan liabilities $ million	Net surplus $ million
At 30 June 2024	8,417	(7,696)	721
Exchange differences	633	(608)	25
Disposal of businesses	—	3	3
Reclassification to liabilities held for sale	—	7	7
Income/(charge) before taxation	381	(432)	(51)
Other comprehensive (loss)/income(1)	(460)	448	(12)
Contributions by the group	64	—	64
Employee contributions	2	(2)	—
Benefits paid	(504)	504	—
At 30 June 2025	8,533	(7,776)	757
Exchange differences	(262)	233	(29)
Income/(charge) before taxation	390	(483)	(93)
Other comprehensive (loss)/income(1)	(136)	71	(65)
Contributions by the group	57	—	57
Employee contributions	2	(2)	—
Benefits paid	(527)	527	—
At 30 June 2026	8,057	(7,430)	627
(1)Excludes surplus restriction.

Schedule of plan assets and liabilities by type of post employment benefit and country	The plan assets and liabilities by type of post-employment benefit and country are as follows:

	2026		2025
	Plan assets $ million	Plan liabilities $ million	Plan assets $ million	Plan liabilities $ million
Pensions
United Kingdom	5,271	(4,800)	5,640	(5,083)
Ireland	1,938	(1,533)	2,057	(1,599)
United States	623	(590)	595	(562)
Other	203	(210)	215	(230)
Post-employment medical	2	(257)	3	(266)
Other post-employment	20	(40)	23	(36)
	8,057	(7,430)	8,533	(7,776)

Schedule of balance sheet analysis of post employment plans	The balance sheet analysis of the post-employment plans is as follows:

	2026		2025
	Non- current assets(1) $ million	Non- current liabilities $ million	Non- current assets(1) $ million	Non- current liabilities $ million
Funded plans	1,006	(141)	1,161	(146)
Unfunded plans	—	(246)	—	(263)
	1,006	(387)	1,161	(409)
(1)Includes surplus restriction of $8 million (2025 – $5 million).
Schedule of weighted average assumptions used to determine group's deficit/surplus in main post employment plans	The following weighted average assumptions were used to determine the group’s deficit/surplus in the main post-employment plans at
30 June in the relevant year. The assumptions used to calculate the charge/credit in the consolidated income statement for the year ending 30 June are based on the assumptions disclosed as at the previous 30 June.

	United Kingdom			Ireland			United States(1)
	2026%	2025%	2024%	2026%	2025%	2024%	2026%	2025%	2024%
Rate of general increase in salaries(2)	3.4	3.3	3.6	3.5	3.4	3.7	—	—	—
Rate of increase to pensions in payment	2.6	2.5	2.8	2.0	2.0	2.2	—	—	—
Rate of increase to deferred pensions	2.4	2.3	2.6	2.0	2.0	2.2	—	—	—
Discount rate for plan liabilities	6.0	5.6	5.1	4.1	3.8	3.6	5.4	5.2	5.3
Inflation – CPI	2.4	2.3	2.6	2.1	2.0	2.3	2.3	2.3	2.3
Inflation – RPI	2.9	2.8	3.1	—	—	—	—	—	—
(1)The salary increase assumption in the United States is not a significant assumption as only a minimal amount of members’ pension entitlement is dependent on the member’s projected final salary.
(2)The salary increase assumptions include an allowance for age-related promotional salary increases.
Schedule of expected age at death of an average worker who retires currently at age of 65, and one who is currently aged 45 and subsequently retires at the age of 65	For the principal UK and Irish pension funds, the table below illustrates the expected age at death of an average worker who retires currently at the age of 65, and one who is currently aged 45 and subsequently retires at the age of 65:

	United Kingdom(1)			Ireland(2)			United States
	2026 Age	2025 Age	2024 Age	2026 Age	2025 Age	2024 Age	2026 Age	2025 Age	2024 Age
Retiring currently at age 65
Male	87.2	86.7	86.8	87.4	86.9	87.2	85.9	85.8	85.7
Female	88.6	88.3	88.4	89.9	89.6	89.7	87.5	87.5	87.4
Currently aged 45, retiring at age 65
Male	88.0	87.5	88.1	88.7	88.2	88.8	87.4	87.3	87.2
Female	90.3	90.0	90.5	91.3	91.0	91.4	89.0	88.9	88.9
(1)Based on the CMI’s S4 mortality tables with scaling factors based on the experience of the plan and where people live, with suitable future improvements.
(2)Based on the CMI's S4 mortality tables with scaling factors based on the experience of the plan, with suitable future improvements.
Schedule of sensitivity analyses of potential impacts on consolidated income statement and on plan liabilities	For the significant assumptions, the following sensitivity analysis estimates the potential impacts on the consolidated income statement for the year ending 30 June
2027 and on the plan liabilities at 30 June 2026:

	United Kingdom			Ireland			United States
Benefit/(cost)	Operating profit $ million	Profit after taxation $ million	Plan liabilities(1) $ million	Operating profit $ million	Profit after taxation $ million	Plan liabilities(1) $ million	Operating profit $ million	Profit after taxation $ million	Plan liabilities(1) $ million
Effect of 0.5% increase in discount rate	2	14	229	1	6	85	2	2	27
Effect of 0.5% decrease in discount rate	(2)	(13)	(250)	(1)	(5)	(94)	(2)	(2)	(30)
Effect of 0.5% increase in inflation	(2)	(8)	(157)	—	(2)	(36)	—	(1)	(9)
Effect of 0.5% decrease in inflation	1	7	148	—	2	36	—	1	9
Effect of one year increase in life expectancy	—	(6)	(129)	—	(3)	(60)	—	(1)	(17)
(1)The estimated effect on the liabilities excludes the impact of any interest rate and inflation swaps held by the pension plans.
(i)    The sensitivity analyses above have been determined based on reasonably possible changes of the respective assumptions and may not be representative of the actual change. Each sensitivity is calculated on a change in the key assumption while holding all other assumptions constant. The sensitivity to inflation includes the impact on all inflation-linked assumptions (e.g. pension increases and salary increases where appropriate).
Schedule of analysis of fair value of plan assets	An analysis of the fair value of the plan assets is as follows:

	2026
	United Kingdom $ million		Ireland $ million		United States and other $ million		Total $ million
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
Equities(1)	—	750	—	292	67	140	67	1,182	1,249
Bonds
Fixed-interest government	308	—	16	105	56	68	380	173	553
Inflation-linked government	983	505	1	9	—	1	984	515	1,499
Investment grade corporate	—	1,196	—	641	30	440	30	2,277	2,307
Non-investment grade	27	707	2	360	1	—	30	1,067	1,097
Loan securities	3	226	—	82	—	—	3	308	311
Liability Driven Investment (LDI)	—	—	—	134	—	—	—	134	134
Property	6	429	—	58	—	—	6	487	493
Hedge funds	—	—	—	—	—	4	—	4	4
Interest rate and inflation swaps	—	(150)	11	81	—	—	11	(69)	(58)
Cash, short-term and other investments	91	190	36	110	—	41	127	341	468
Total bid value of assets	1,418	3,853	66	1,872	154	694	1,638	6,419	8,057

	2025
	United Kingdom $ million		Ireland $ million		United States and other $ million		Total $ million
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
Equities(1)	—	961	—	366	89	137	89	1,464	1,553
Bonds
Fixed-interest government	224	22	—	80	56	8	280	110	390
Inflation-linked government	1,447	618	—	117	—	1	1,447	736	2,183
Investment grade corporate	—	846	—	667	19	427	19	1,940	1,959
Non-investment grade	5	640	2	375	—	49	7	1,064	1,071
Loan securities	18	315	—	116	—	—	18	431	449
Liability Driven Investment (LDI)	—	—	—	130	—	—	—	130	130
Property	—	595	—	58	—	—	—	653	653
Hedge funds	—	—	—	—	—	10	—	10	10
Interest rate and inflation swaps	1	(264)	11	20	—	—	12	(244)	(232)
Cash, short-term and other investments	49	163	18	97	—	40	67	300	367
Total bid value of assets	1,744	3,896	31	2,026	164	672	1,939	6,594	8,533
(1)Equities include limited partnerships that invest primarily in loan securities.
(i)The asset classes include some cash holdings that are temporary. This cash is likely to be invested imminently and so has been included in the asset class where it is anticipated to be invested in the long-term.
(ii)For the year ended 30 June 2026, the analyses of asset categories above include $1,590 million (2025 - $1,431 million) in the United Kingdom, $1,102 million (2025 - $1,147 million) in
Ireland and $625 million (2025 - $598 million) in the United States held in unquoted pooled investment vehicles.

Disclosure of maximum conditional contributions

	Valuation date
	31 December 2027		31 December 2030
	€ million	$ million	€ million	$ million
Maximum conditional contribution	39	44	39	44

Schedule of timing of benefit payments	The following table provides information on the timing of the benefit payments and the average duration of the defined benefit obligations and the distribution of the timing of benefit payments:

	United Kingdom		Ireland		United States
	2026 $ million	2025 $ million	2026 $ million	2025 $ million	2026 $ million	2025 $ million
Maturity analysis of benefits expected to be paid
Within one year	356	375	107	100	71	68
Between 1 to 5 years	1,410	1,430	510	478	226	215
Between 6 to 15 years	3,416	3,472	910	912	500	476
Between 16 to 25 years	2,920	2,986	691	745	337	315
Beyond 25 years	2,498	2,694	672	743	265	245
Total	10,600	10,957	2,890	2,978	1,399	1,319
	years	years	years	years	years	years
Average duration of the defined benefit obligation	11	12	12	13	9	9